Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Senior Bond [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	01-13-23
Currency	UF
Amount	$ 131,000
Senior Bond 1 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	01-19-23
Currency	UF
Amount	$ 44,000
Senior Bond 2 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	01-13-23	02-03-2022
Currency	UF
Amount	$ 45,000	$ 4,000,000,000
Senior Bond 3 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	04-26-23	02-04-2022
Currency	UF	UF
Amount	$ 80,000	$ 785,000
Senior Bond 4 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	04-28-23	02-04-2022
Currency	UF	UF
Amount	$ 30,000	$ 1,205,000
Senior Bond 5 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	05-02-23	02-17-2022
Currency	CLP	USD
Amount	$ 91,000,000,000	$ 4,156,000
Senior Bond 6 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	07-05-23	03-08-2022
Currency	UF	UF
Amount	$ 50,000	$ 7,000
Senior Bond 7 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	12-01-23	03-09-2022
Currency	UF	UF
Amount	$ 73,000	$ 5,000
Senior Bond 8 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date	12-05-23	03-10-2022
Currency	UF	UF
Amount	$ 1,000	$ 5,000
Senior Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		01-07-2022
Currency		UF
Amount		$ 1,065,000
Senior Bonds 1 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		01-10-2022
Currency		UF
Amount		$ 150,000
Senior Bond 9 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		03-14-2022
Currency		UF
Amount		$ 5,000
Senior Bonds 10 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		07-28-2022
Currency		UF
Amount		$ 70,000
Senior Bonds 11 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		07-29-2022
Currency		UF
Amount		$ 9,000
Senior Bonds 12 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		08-05-2022
Currency		UF
Amount		$ 31,000
Senior Bonds 13 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		09-07-2022
Currency		UF
Amount		$ 602,000
Senior Bonds 14 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		09-08-2022
Currency		UF
Amount		$ 100,000
Senior Bonds 15 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		09-12-2022
Currency		UF
Amount		$ 377,000
Senior Bonds 16 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		09-27-2022
Currency		UF
Amount		$ 93,000
Senior Bonds 17 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		09-28-2022
Currency		UF
Amount		$ 414,000
Senior Bonds 18 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		10-11-2022
Currency		UF
Amount		$ 50,000
Senior Bonds 19 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		10-12-2022
Currency		UF
Amount		$ 43,000
Senior Bonds 20 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		10-13-2022
Currency		UF
Amount		$ 1,000
Senior Bonds 21 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		10-19-2022
Currency		UF
Amount		$ 64,000
Senior Bonds 22 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		10-20-2022
Currency		UF
Amount		$ 181,000
Senior Bonds 23 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		10-27-2022
Currency		UF
Amount		$ 50,000
Senior Bonds 24 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-02-2022
Currency		UF
Amount		$ 1,000
Senior Bonds 25 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-07-2022
Currency		UF
Amount		$ 2,000
Senior Bonds 26 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-08-2022
Currency		UF
Amount		$ 687,000
Senior Bonds 27 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-09-2022
Currency		UF
Amount		$ 165,000
Senior Bonds 28 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-15-2022
Currency		UF
Amount		$ 1,000
Senior Bonds 29 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-17-2022
Currency		UF
Amount		$ 100,000
Senior Bonds 30 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-21-2022
Currency		UF
Amount		$ 3,000
Senior Bonds 31 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-23-2022
Currency		UF
Amount		$ 400,000
Senior Bonds 32 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		11-28-2022
Currency		UF
Amount		$ 415,000
Senior Bonds 33 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-01-2022
Currency		UF
Amount		$ 1,052,000
Senior Bonds 34 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-06-2022
Currency		UF
Amount		$ 130,000
Senior Bonds 35 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-13-2022
Currency		UF
Amount		$ 348,000
Senior Bonds 36 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-14-2022
Currency		UF
Amount		$ 140,000
Senior Bonds 37 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-15-2022
Currency		UF
Amount		$ 104,000
Senior Bonds 38 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-16-2022
Currency		UF
Amount		$ 291,000
Senior Bonds 39 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-19-2022
Currency		UF
Amount		$ 97,000
Senior Bonds 40 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-26-2022
Currency		UF
Amount		$ 4,000
Senior Bonds 41 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Repurchase of Senior Bondspartial Repurchase [Line Items]
Date		12-28-2022
Currency		UF
Amount		$ 60,000